UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Index 600 Portfolio

The S&P 600 Index posted a total return of 15.12% in 2006, participating in the positive returns experienced by most indices across all capitalizations and geographic regions. Small cap stocks reversed six consecutive years of outperformance vs. large cap stocks, underperforming the S&P 500 Index by 67 basis points for the year. Small cap stocks continued to extend their gains vs. mid cap stocks however, with the S&P 600 outperforming the S&P 400 Mid-Cap Index by 480 basis points for the year. All sectors within the Index performed positively for the year, led by Telecommunications Services, returning 39.26%. The second and third best performing sectors were Materials and Consumer Staples, returning 31.37% and 30.46% respectively. The worst performing sectors for the year were Consumer Discretionary and Healthcare, returning 8.36% and 8.75% respectively. The best performing security in the Index was Savient Pharmaceuticals Inc. (SVNT), returning 199.74%, followed by Chaparral Steel Co. (CHAP), returning 193.39%. The worst performing securities in the Index were Lenox Group Inc. (LNX) and Wellman Inc. (WLM), returning -51.66% and -51.53% respectively. There were a total of 58 constituent adds and deletes to the Index during the year, an increase from a total of 50 adds and deletes in 2005.

	Maxim Index 600 Portfolio	S&P 600 Index

12/01/1993	10,000.00	10,000.00
12/31/1997	12,100.00	12,558.40
12/31/1998	11,908.82	12,393.88
12/31/1999	13,320.02	13,931.22
12/31/2000	14,685.32	15,575.11
12/31/2001	15,540.00	16,593.72
12/31/2002	13,173.26	14,167.72
12/31/2003	18,193.59	19,663.01
12/31/2004	22,156.15	24,108.14
12/31/2005	23,720.38	25,970.47
12/31/2006	27,176.44	29,896.95

Maxim Index 600 Portfolio

Total Return –

One Year:	14.57%
Five Year:	11.83%
Ten Year:	10.51%

Portfolio Inception:	12/1/1993

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index 600 Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$262,737,170
Cash	305,894
Collateral for securities loaned	61,497,569
Dividends and interest receivable	234,253
Subscriptions receivable	1,071,073

Total assets	325,845,959

LIABILITIES:
Due to investment adviser	132,682
Payable upon return of securities loaned	61,497,569
Redemptions payable	2,021,809
Variation margin on futures contracts	64,050

Total liabilities	63,716,110

NET ASSETS	$262,129,849

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,443,348
Additional paid-in capital	210,019,028
Net unrealized appreciation on investments and futures contracts	48,835,576
Accumulated net realized gain on investments and futures contracts	831,897

NET ASSETS	$262,129,849

NET ASSET VALUE PER OUTSTANDING SHARE	$10.73
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	24,433,482

(1) Cost of investments in securities:	$213,883,713

See notes to financial statements.
MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$217,435
Income from securities lending	156,979
Dividends	2,378,589

Total income	2,753,003

EXPENSES:
Management fees	1,469,002

NET INVESTMENT INCOME	1,284,001

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	20,465,594
Net realized loss on futures contracts	(128,177)
Change in net unrealized appreciation on investments	9,418,913
Change in net unrealized depreciation on futures contracts	46,229

Net realized and unrealized gain on investments and futures contracts	29,802,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,086,560

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,284,001	$1,225,453
Net realized gain on investments	20,465,594	12,274,865
Net realized gain (loss) on futures contracts	(128,177)	485,826
Change in net unrealized appreciation on investments	9,418,913	130,743
Change in net unrealized depreciation on futures contracts	46,229	(139,060)

Net increase in net assets resulting from operations	31,086,560	13,977,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,183,048)	(1,140,645)
From net realized gains	(22,074,164)	(10,693,550)

Total distributions	(23,257,212)	(11,834,195)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	155,787,388	144,385,216
Reinvestment of distributions	23,257,212	11,834,195
Redemptions of shares	(146,007,565)	(123,993,969)

Net increase in net assets resulting from share transactions	33,037,035	32,225,442

Total increase in net assets	40,866,383	34,369,074

NET ASSETS:
Beginning of period	221,263,466	186,894,392

End of period (1)	$262,129,849	$221,263,466
	0	0
OTHER INFORMATION:

SHARES:
Sold	14,018,788	14,027,417
Issued in reinvestment of distributions	2,181,959	1,147,825
Redeemed	(13,274,108)	(12,082,415)

Net increase	2,926,639	3,092,827

(1) Including undistributed net investment income	$0	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.29	$10.15	$8.63	$6.26	$7.45

Income from Investment Operations

Net investment income	0.05	0.06	0.03	0.01	0.01
Net realized and unrealized gain (loss)	1.43	0.66	1.81	2.37	(1.19)

Total Income (Loss) From
Investment Operations	1.48	0.72	1.84	2.38	(1.18)

Less Distributions

From net investment income	(0.05)	(0.06)	(0.03)	(0.01)	(0.01)
From net realized gains +	(0.99)	(0.52)	(0.29)		(0.00)

Total Distributions	(1.04)	(0.58)	(0.32)	(0.01)	(0.01)

Net Asset Value, End of Period	$10.73	$10.29	$10.15	$8.63	$6.26

Total Return	14.57%	7.06%	21.78%	38.11%	(15.23%)

Net Assets, End of Period ($000)	$262,130	$221,263	$186,894	$130,870	$28,483

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	0.52%	0.60%	0.39%	0.31%	0.22%

Portfolio Turnover Rate	28.14%	21.74%	20.85%	88.78%	18.06%

+	The distribution from net realized gains in 2002 was less than $0.01 per share.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $71,308,043 and $67,800,977, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $215,035,210. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,069,006 and gross depreciation of securities in which there was an excess of tax cost over value of $11,367,046 resulting in net appreciation of $47,701,960.

5.	FUTURES CONTRACTS

As of December 31, 2006, the Portfolio had 21 open Russell 2000 futures contracts. The contracts expire in March 2007 and the Portfolio has recorded unrealized depreciation of $17,881.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $60,884,900 and received collateral of $61,497,569 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$2,921,295	$4	1,882,476
Long-term capital gain	20,335,917		9,951,719
	$23,257,212		$11,834,195

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$345,446
Undistributed capital gains	1,620,067
Net accumulated earnings	1,965,513

Net unrealized appreciation on investments	47,701,960
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$49,667,473

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2006 the Portfolio reclassified $100,953 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, 65% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.14%

15,929 AAR Corp ^^*	464,968
5,149 Applied Signal Technology Inc	72,395
13,174 Armor Holdings Inc ^^*	722,594
11,726 Ceradyne Inc ^^*	662,519
6,688 Cubic Corp ^^	145,130
19,106 Curtiss-Wright Corp	708,450
7,153 EDO Corp ^^	169,812
11,045 Esterline Technologies Corp*	444,340
24,118 GenCorp Inc ^^*	338,134
10,462 Kaman Corp Class A	234,244
18,426 Moog Inc*	703,689
15,040 Teledyne Technologies Inc*	603,555
7,067 Triumph Group Inc ^^	370,523
$5,640,353

AGRICULTURE --- 0.66%

32,232 Corn Products International Inc (1)	1,113,293
15,817 Delta & Pine Land Co	639,798
$1,753,091

AIR FREIGHT --- 0.30%

13,836 EGL Inc*	412,036
13,230 Forward Air Corp	382,744
$794,780

AIRLINES --- 0.36%

15,837 Frontier Airlines Holdings Inc ^^*	117,194
15,751 Mesa Air Group Inc ^^*	134,986
27,815 SkyWest Inc	709,561
$961,741

AUTO PARTS & EQUIPMENT --- 0.40%

8,091 Drew Industries Inc ^^*	210,447
19,631 LKQ Corp ^^	451,317
5,097 Midas Inc*	117,231
5,124 Standard Motor Products Inc	76,758
9,950 Superior Industries International Inc ^^	191,737
$1,047,490

AUTOMOBILES --- 0.35%

6,758 Coachmen Industries Inc	74,338
27,750 Fleetwood Enterprises Inc ^^*	219,503
11,560 Monaco Coach Corp	163,690
13,664 Winnebago Industries Inc ^^	449,682
$907,213

BANKS --- 5.91%

15,818 Boston Private Financial Holdings Inc ^^	446,226
12,200 Cascade Bancorp ^^	378,566
13,307 Central Pacific Financial Corp	515,779
19,992 Chittenden Corp	613,554
13,000 Community Bank System Inc	299,000
26,652 East West Bancorp Inc	944,014
35,109 First BanCorp	334,589
27,206 First Commonwealth Financial Corp ^^	365,377
14,000 First Financial Bancorp ^^	232,540
5,653 First Indiana Corp	143,360
21,697 First Midwest Bancorp Inc ^^	839,240
13,426 First Republic Bank ^^	524,688
22,675 Glacier Bancorp Inc ^^	554,177
18,280 Hanmi Financial Corp ^^	411,848
8,825 Independent Bank Corp	223,184
8,191 Irwin Financial Corp ^^	185,362
9,120 Nara Bancorp Inc	190,790
7,817 PrivateBancorp Inc ^^	325,422
11,238 Prosperity Bancshares Inc ^^	387,823
14,186 Provident Bankshares Corp	505,022
32,378 Republic Bancorp Inc ^^	435,808
32,720 South Financial Group Inc	870,025
8,146 Sterling Bancorp NY	160,476
30,770 Sterling Bancshares Inc	400,619
18,113 Sterling Financial Corp	612,401
22,554 Susquehanna Bancshares Inc	606,252
32,547 TrustCo Bank Corp NY ^^	361,923
41,036 UCBH Holdings Inc	720,592
25,203 Umpqua Holdings Corp ^^	741,724
15,906 United Bankshares Inc	614,767
28,639 Whitney Holding Corp	934,204
6,662 Wilshire Bancorp	126,378
11,109 Wintrust Financial Corp	533,454
$15,539,184

BIOTECHNOLOGY --- 1.13%

12,229 ArQule Inc*	72,396
11,639 Cambrex Corp	264,438
10,300 Digene Corp*	493,576
8,428 Dionex Corp*	477,952
13,080 Enzo Biochem Inc ^^*	186,652
5,320 Kendle International Inc*	167,314
11,808 PAREXEL International Corp*	342,078
8,004 PharmaNet Development Group Inc ^^*	176,648
28,237 Regeneron Pharmaceuticals Inc*	566,717
20,136 Savient Pharmaceuticals Inc*	225,725
$2,973,496

BROADCAST/MEDIA --- 0.09%

33,462 Radio One Inc*	225,534
$225,534

BUILDING MATERIALS --- 1.39%

12,263 Apogee Enterprises Inc	236,799
8,946 ElkCorp	367,591
11,340 Griffon Corp*	289,170

18,333 Headwaters Inc ^^*	439,259
25,125 Lennox International Inc	769,076
15,879 Simpson Manufacturing Co Inc ^^	502,570
10,434 Texas Industries Inc ^^	670,176
8,229 Universal Forest Products Inc ^^	383,636
$3,658,277

CHEMICALS --- 1.31%

10,449 A Schulman Inc	232,490
10,464 Arch Chemicals Inc	348,556
14,868 Georgia Gulf Corp ^^	287,101
25,866 HB Fuller Co	667,860
10,829 MacDermid Inc	369,269
5,461 Material Sciences Corp*	70,665
12,806 OM Group Inc*	579,856
18,158 Omnova Solutions Inc*	83,164
3,806 Penford Corp	65,844
40,241 PolyOne Corp*	301,808
4,309 Quaker Chemical Corp	95,100
17,850 Tronox Inc	281,852
14,214 Wellman Inc ^^	45,343
$3,428,908

COMMUNICATIONS - EQUIPMENT --- 1.44%

5,135 Bel Fuse Inc Class B ^^	178,647
18,898 Belden CDT Inc ^^	738,723
7,530 Black Box Corp	316,185
6,243 Blue Coat Systems Inc ^^*	149,520
20,944 C-Cor Inc*	233,316
10,050 Comtech Telecommunications Corp*	382,604
10,869 Digi International Inc*	149,884
14,150 Ditech Networks Inc*	97,918
32,436 Harmonic Inc*	235,810
9,254 Inter-Tel Inc	205,069
14,618 NETGEAR Inc*	383,723
10,888 Network Equipment Technologies Inc*	63,368
9,623 PC-Tel Inc*	89,975
20,055 SymmetriCom Inc ^^*	178,891
5,916 Tollgrade Communications Inc*	62,532
10,532 ViaSat Inc*	313,959
$3,780,124

COMPUTER HARDWARE & SYSTEMS --- 0.92%

51,004 Adaptec Inc*	237,679
17,868 Avid Technology Inc ^^*	665,762
11,235 Hutchinson Technology Inc ^^*	264,809
13,460 Komag Inc ^^*	509,865
8,595 Neoware Systems Inc*	113,540
12,929 Novatel Wireless Inc ^^*	125,023
28,020 Secure Computing Corp ^^*	183,811
10,959 Synaptics Inc*	325,373
$2,425,862

COMPUTER SOFTWARE & SERVICES --- 5.81%

16,748 ANSYS Inc*	728,371
20,764 Allscripts Healthcare Solutions Inc ^^*	560,420
10,482 Altiris Inc*	266,033

4,940 Bankrate Inc ^^*	187,473
13,335 CACI International Inc Class A*	753,428
23,557 CIBER Inc*	159,716
11,741 Captaris Inc*	91,228
4,542 Catapult Communications Corp*	40,787
14,112 Digital Insight Corp*	543,171
37,548 Digitas Inc*	503,519
6,196 EPIQ Systems Inc ^^*	105,146
25,050 Epicor Software Corp*	338,426
16,428 FactSet Research Systems Inc	927,853
25,445 Hyperion Solutions Corp*	914,493
13,617 InfoSpace Inc*	279,285
12,709 JDA Software Group Inc ^^*	175,003
19,280 Keane Inc ^^*	229,625
13,904 Kronos Inc ^^*	510,833
9,393 MAXIMUS Inc ^^	289,117
17,175 MICROS Systems Inc*	905,123
12,181 MIVA Inc*	41,294
7,922 ManTech International Corp*	291,767
11,866 Manhattan Associates Inc*	356,929
9,258 MapInfo Corp*	120,817
19,498 Napster Inc*	70,778
9,100 Open Solutions Inc*	342,524
14,445 Per-Se Technologies Inc ^^*	401,282
11,024 Phoenix Technologies Ltd*	49,608
17,883 Progress Software Corp*	499,472
7,370 Quality Systems Inc ^^	274,680
11,183 Radiant Systems Inc ^^*	116,751
8,601 SPSS Inc*	258,632
11,228 Sonic Solutions ^^*	183,016
12,822 Sykes Enterprises Inc*	226,180
28,008 THQ Inc*	910,820
31,475 Take-Two Interactive Software Inc ^^*	558,996
28,451 United Online Inc ^^	377,829
18,702 WebEx Communications Inc ^^*	652,513
19,416 Websense Inc	443,267
21,542 j2 Global Communications Inc ^^	587,020
$15,273,225

CONGLOMERATES --- 0.17%

5,389 Standex International Corp	162,371
12,156 Tredegar Corp	274,847
$437,218

CONTAINERS --- 0.41%

15,038 AptarGroup Inc	887,844
11,683 Myers Industries Inc	182,956
$1,070,800

COSMETICS & PERSONAL CARE --- 0.64%

6,800 Mannatech Inc ^^	100,164
24,569 NBTY Inc*	1,021,333
24,131 Playtex Products Inc*	347,245
3,969 USANA Health Sciences Inc ^^*	205,039
$1,673,781

DISTRIBUTORS --- 1.41%

16,182 Applied Industrial Technologies Inc	425,748
7,806 Audiovox Corp Class A*	109,987
7,112 Keystone Automotive Industries Inc*	241,737
1,803 Lawson Products Inc	82,740
6,061 Nash Finch Co ^^	165,465
17,441 Owens & Minor Inc	545,380
15,111 Performance Food Group Co*	417,668
18,469 United Natural Foods Inc ^^*	663,406
10,610 Watsco Inc ^^	500,368
12,361 World Fuel Services Corp ^^	549,570
$3,702,069

ELECTRIC COMPANIES --- 1.23%

13,236 ALLETE Inc	616,003
5,900 CH Energy Group Inc	311,520
4,367 Central Vermont Public Service Corp	102,843
24,976 Cleco Corp	630,144
20,263 El Paso Electric Co*	493,809
2,273 Green Mountain Power Corp	77,032
10,782 UIL Holdings Corp	454,893
15,277 UniSource Energy Corp	558,069
$3,244,313

ELECTRONIC INSTRUMENTS & EQUIP --- 5.69%

9,882 AO Smith Corp	371,168
18,754 Acuity Brands Inc	975,958
31,930 Aeroflex Inc*	374,220
13,304 Agilysys Inc	222,709
14,675 Anixter International Inc*	796,853
12,672 Baldor Electric Co	423,498
13,122 Bell Microproducts Inc ^^*	92,510
28,113 Benchmark Electronics Inc	684,833
21,980 Brightpoint Inc	295,631
11,103 C&D Technologies Inc ^^	52,628
15,562 CTS Corp	244,323
17,009 Checkpoint Systems Inc*	343,582
19,390 Cognex Corp	461,870
13,602 Coherent Inc*	429,415
13,850 Daktronics Inc ^^	510,373
12,572 Electro Scientific Industries Inc ^^*	253,200
28,520 Flir Systems Inc ^^*	907,792
9,924 Gerber Scientific Inc*	124,645
22,182 Global Imaging Systems Inc	486,895
11,152 Itron Inc ^^*	578,120
6,067 Keithley Instruments Inc	79,781
9,739 Littelfuse Inc*	310,479
7,860 LoJack Corp*	134,249
7,957 MTS Systems Corp	307,299
12,677 MagneTek Inc*	71,625
9,603 Mercury Computer Systems Inc*	128,296
16,247 Methode Electronics Inc Class A	175,955
8,810 Park Electrochemical Corp	225,977
17,904 Paxar Corp ^^*	412,866
7,360 Photon Dynamics Inc ^^*	86,038
7,318 Planar Systems Inc*	70,765
9,413 RadiSys Corp*	156,915

13,456 Regal-Beloit Corp	706,575
7,691 Rogers Corp*	454,923
11,152 ScanSource Inc ^^	339,021
17,718 Technitrol Inc	423,283
24,190 Trimble Navigation Ltd (1)*	1,227,159
13,461 Veeco Instruments Inc ^^*	252,125
8,466 Vicor Corp	94,057
12,746 Woodward Governor Co	506,144
12,435 X-Rite Inc	152,951
$14,946,706

ELECTRONICS - SEMICONDUCTOR --- 3.18%

15,143 ATMI Inc*	462,316
11,292 Actel Corp*	205,063
15,361 Advanced Energy Industries Inc*	289,862
44,005 Axcelis Technologies Inc*	256,549
32,661 Brooks Automation Inc*	470,318
10,400 Cabot Microelectronics Corp ^^*	352,976
9,805 Cohu Inc	197,669
16,165 Cymer Inc*	710,452
12,634 DSP Group Inc*	274,158
8,708 Diodes Inc*	308,960
15,947 Exar Corp*	207,311
11,000 FEI Co ^^*	290,070
9,189 Intevac Inc*	238,455
29,498 Kopin Corp*	105,308
24,798 Kulicke & Soffa Industries Inc ^^*	208,303
15,900 MKS Instruments Inc*	359,022
30,908 Microsemi Corp*	607,342
11,312 Pericom Semiconductor Corp*	129,749
18,126 Photronics Inc ^^*	296,179
10,746 Rudolph Technologies Inc ^^*	171,076
69,975 Skywork Solutions Inc*	495,423
9,634 Standard Microsystems Corp*	269,559
5,955 Supertex Inc*	233,734
10,011 Ultratech Inc*	124,937
24,061 Varian Semiconductor Equipment Associates Inc	1,095,257
$8,360,048

ENGINEERING & CONSTRUCTION --- 1.40%

13,768 EMCOR Group Inc	782,711
11,875 Insituform Technologies Inc Class A ^^*	307,088
34,953 Shaw Group Inc (1)*	1,170,926
25,022 TETRA Tech Inc*	452,648
22,608 URS Corp*	968,753
$3,682,126

FINANCIAL SERVICES --- 1.92%

7,855 Anchor Bancorp Wisconsin Inc	226,381
26,203 Bank Mutual Corp	317,318
19,857 BankAtlantic Bancorp Inc Class B ^^	274,225
13,864 BankUnited Financial Corp ^^	387,637
26,703 Brookline Bancorp Inc	351,679
11,832 Dime Community Bancshares	165,766
8,515 Downey Financial Corp	618,019
9,503 Fidelity Bankshares Inc	376,984
11,871 Financial Federal Corp ^^	349,126

7,284 FirstFed Financial Corp ^^*	487,809
16,778 Flagstar Bancorp Inc ^^	248,986
10,248 Franklin Bank Corp*	210,494
29,434 Fremont General Corp ^^	477,125
12,152 MAF Bancorp Inc	543,073
$5,034,622

FOOD & BEVERAGES --- 1.15%

22,475 Flowers Foods Inc ^^	606,600
16,906 Hain Celestial Group Inc*	527,636
6,010 J&J Snack Foods Corp	248,814
13,401 Lance Inc ^^	269,092
6,000 Peets Coffee & Tea Inc ^^*	157,440
11,656 Ralcorp Holdings Inc*	593,174
6,842 Sanderson Farms Inc ^^	207,244
13,596 TreeHouse Foods Inc*	424,195
$3,034,195

GOLD, METALS & MINING --- 2.50%

5,480 AM Castle & Co	139,466
9,496 AMCOL International Corp ^^	263,419
8,738 Brush Engineered Materials Inc ^^*	295,082
11,115 Carpenter Technology Corp (1)	1,139,510
9,995 Century Aluminum Co ^^*	446,277
20,093 Chaparral Steel Co	889,517
17,879 Cleveland-Cliffs Inc ^^	866,059
34,905 Massey Energy Co ^^	810,843
16,053 Quanex Corp ^^	555,273
9,961 RTI International Metals Inc ^^*	779,149
11,422 Ryerson Inc ^^	286,578
4,908 Steel Technologies Inc	86,135

$6,557,308

HEALTH CARE RELATED --- 3.96%

22,641 AMERIGROUP Corp*	812,585
14,800 AMN Healthcare Services Inc*	407,592
12,936 AmSurg Corp*	297,528
11,168 Amedisys Inc	367,092
18,770 Centene Corp*	461,179
28,206 Cerner Corp (1) ^^	1,283,373
11,380 Chemed Corp ^^	420,832
9,464 Cross Country Healthcare Inc*	206,504
9,692 Cryolife Inc*	74,144
18,999 Dendrite International Inc*	203,479
8,580 Genesis HealthCare Corp ^^*	405,233
11,818 Gentiva Health Services Inc*	225,251
15,127 Healthways Inc ^^*	721,709
29,331 Hooper Holmes Inc*	97,086
9,000 LCA-Vision Inc ^^	309,240
9,350 Matria Healthcare Inc ^^*	268,626
14,925 Odyssey Healthcare Inc*	197,906
21,081 Pediatrix Medical Group Inc	1,030,861
7,408 RehabCare Group Inc*	110,009
24,855 Sierra Health Services Inc ^^	895,774
19,482 Sunrise Senior Living Inc*	598,487
19,387 United Surgical Partners International Inc ^^*	549,621

12,897 inVentiv Health Inc*	455,909
$10,400,020

HOMEBUILDING --- 1.21%

33,141 Champion Enterprises Inc*	310,200
5,266 M/I Homes Inc ^^	201,109
9,567 Meritage Homes Corp ^^*	456,537
2,065 NVR Inc (1)*	1,331,925
2,922 Skyline Corp	117,523
28,014 Standard Pacific Corp	750,495
$3,167,789

HOTELS/MOTELS --- 0.09%

9,212 Marcus Corp	235,643
$235,643

HOUSEHOLD GOODS --- 0.92%

5,089 Bassett Furniture Industries Inc	83,154
10,400 Central Garden & Pet Co*	503,568
13,760 Ethan Allen Interiors Inc ^^	496,874
22,557 Interface Inc*	320,761
22,233 La-Z-Boy Inc ^^	263,906
6,078 Lenox Group Inc*	38,899
6,146 Libbey Inc	75,842
2,034 National Presto Industries Inc	121,776
4,982 Russ Berrie & Co Inc*	76,972
16,388 Spectrum Brands Inc ^^*	178,629
7,390 WD-40 Co	257,689
$2,418,070

INSURANCE RELATED --- 2.83%

18,750 Delphi Financial Group Inc Class A	758,625
15,695 Hilb Rogal & Hobbs Co	661,073
8,649 Infinity Property & Casualty Corp	418,525
7,758 LandAmerica Financial Group Inc	489,607
24,803 Philadelphia Consolidated Holding Corp	1,105,222
9,350 Presidential Life Corp	205,233
14,473 ProAssurance Corp*	722,492
8,856 RLI Corp	499,656
4,349 SCPIE Holdings Inc*	113,683
6,194 Safety Insurance Group Inc	314,098
12,540 Selective Insurance Group Inc ^^	718,417
7,965 Stewart Information Services Corp	345,362
9,163 United Fire & Casualty Co	322,996
16,066 Zenith National Insurance Corp	753,656
$7,428,645

INVESTMENT BANK/BROKERAGE FIRM --- 0.75%

18,965 Investment Technology Group Inc*	813,219
22,902 LaBranche & Co Inc ^^*	225,127
8,151 Piper Jaffray Cos Inc*	531,038
6,990 SWS Group Inc	249,543
11,044 TradeStation Group Inc*	151,855
$1,970,782

LEISURE & ENTERTAINMENT --- 2.33%

5,651 4Kids Entertainment Inc*	102,961

5,416 Arctic Cat Inc ^^	95,267
15,840 Aztar Corp*	862,013
12,046 JAKKS Pacific Inc ^^*	263,085
21,354 K2 Inc ^^*	281,659
28,408 Live Nation*	636,339
11,901 Multimedia Games Inc ^^*	114,250
13,657 Nautilus Group Inc ^^	191,198
20,871 Pinnacle Entertainment Inc*	691,665
16,977 Polaris Industries Inc ^^	795,033
22,066 Pool Corp ^^	864,325
9,106 RC2 Corp*	400,664
15,177 Shuffle Master Inc ^^*	397,637
7,957 Sturm Ruger & Co Inc*	76,387
10,246 WMS Industries Inc*	357,176
$6,129,659

MACHINERY --- 3.96%

8,911 ASV Inc ^^*	144,982
12,701 Albany International Corp Class A ^^	417,990
8,226 Astec Industries Inc*	288,733
17,250 Barnes Group Inc ^^	375,188
21,402 Briggs & Stratton Corp ^^	576,784
22,159 CLARCOR Inc	749,196
9,226 EnPro Industries Inc*	306,395
22,794 Gardner Denver Inc	850,444
23,373 IDEX Corp	1,108,114
12,298 Kaydon Corp	488,723
5,041 Lindsay Manufacturing Co ^^	164,589
6,963 Lydall Inc*	75,270
26,765 Manitowoc Co Inc (1)	1,590,621
16,045 Mueller Industries Inc	508,627
8,678 NCI Building Systems Inc ^^*	449,087
7,285 Robbins & Myers Inc	334,527
17,778 Toro Co	828,988
7,513 Valmont Industries Inc	416,896
13,451 Wabash National Corp	203,110
12,653 Watts Water Technologies Inc	520,165
$10,398,429

MEDICAL PRODUCTS --- 4.94%

30,774 American Medical Systems Holdings Inc ^^*	569,934
6,070 Analogic Corp	340,770
11,757 ArthroCare Corp ^^*	469,339
10,236 BioLase Technology Inc ^^*	89,565
7,106 Biosite Inc ^^*	347,128
12,182 CONMED Corp ^^*	281,648
19,350 Cooper Cos Inc	861,075
9,421 Cyberonics Inc ^^*	194,449
10,001 DJ Orthopedics Inc*	428,243
5,513 Datascope Corp	200,894
9,566 Greatbatch Inc*	257,517
11,694 Haemonetics Corp*	526,464
22,943 Hologic Inc*	1,084,745
6,392 ICU Medical Inc*	260,027
13,591 IDEXX Laboratories Inc*	1,077,766
29,397 Immucor Inc	859,274
8,591 Integra LifeSciences Holdings*	365,891

13,894 Invacare Corp	341,098
5,037 Kensey Nash Corp ^^*	160,177
18,323 Mentor Corp ^^	895,445
9,300 Meridian Bioscience Inc ^^	228,129
11,921 Merit Medical Systems Inc ^^*	188,829
7,463 Osteotech Inc*	42,166
7,714 Palomar Medical Technologies Inc ^^*	390,868
9,782 PolyMedica Corp ^^	395,291
7,416 Possis Medical Inc*	99,968
31,764 Respironics Inc (1)*	1,199,091
6,884 SurModics Inc ^^*	214,230
14,349 Theragenics Corp*	44,482
14,227 Viasys Healthcare Inc*	395,795
3,415 Vital Signs Inc	170,477
$12,980,775

OFFICE EQUIPMENT & SUPPLIES --- 0.57%

23,473 Brady Corp Class A	875,073
13,177 United Stationers Inc*	615,234
$1,490,307

OIL & GAS --- 6.30%

11,799 Atwood Oceanics Inc	577,797
10,262 Bristow Group Inc ^^*	370,356
20,878 Cabot Oil & Gas Corp Class A (1)	1,266,251
8,804 Carbo Ceramics Inc ^^	329,005
36,047 Cimarex Energy Co (1)	1,315,716
10,430 Dril-Quip Inc ^^	408,439
47,981 Frontier Oil Corp (1)	1,378,974
40,596 Helix Energy Solutions Group Inc (1)*	1,273,496
8,386 Hydril Co ^^*	630,543
30,463 Input/Output Inc ^^*	415,211
13,492 Lone Star Technologies Inc*	653,148
6,650 Lufkin Industries Inc ^^	386,232
23,576 Oceaneering International Inc	935,967
8,148 Penn Virginia Corp	570,686
6,432 Petroleum Development Corp*	276,898
9,317 SEACOR SMIT Inc ^^*	923,687
23,857 St Mary Land & Exploration Co	878,892
12,132 Stone Energy Corp*	428,866
12,850 Swift Energy Co ^^*	575,809
20,122 Unit Corp*	974,911
15,759 Veritas DGC Inc (1) ^^*	1,349,443
13,101 W-H Energy Services Inc*	637,888
$16,558,215

PAPER & FOREST PRODUCTS --- 0.69%

16,306 Buckeye Technologies Inc*	195,346
12,551 Caraustar Industries Inc*	101,538
8,614 Chesapeake Corp	146,610
4,441 Deltic Timber Corp ^^	247,719
6,402 Neenah Paper Inc	226,119
7,046 Pope & Talbot Inc ^^*	38,542
14,335 Rock-Tenn Co Class A	388,622
6,661 Schweitzer-Mauduit International Inc	173,519
19,404 Wausau Paper Corp	290,866
$1,808,881

PERSONAL LOANS --- 0.40%

12,930 Cash America International Inc	606,417
11,518 Rewards Network Inc ^^*	80,050
7,600 World Acceptance Corp ^^*	356,820
$1,043,287

PHARMACEUTICALS --- 0.69%

18,608 Alpharma Inc Class A	448,453
7,168 Bradley Pharmaceuticals Inc ^^*	147,517
34,259 MGI Pharma Inc*	630,708
10,614 Noven Pharmaceuticals Inc*	270,126
12,668 Sciele Pharma Inc ^^*	304,032
$1,800,836

POLLUTION CONTROL --- 0.31%

19,727 Waste Connections Inc*	819,657
$819,657

PRINTING & PUBLISHING --- 0.43%

12,589 Bowne & Co Inc	200,669
5,092 Consolidated Graphics Inc*	300,784
11,164 John H Harland Co	560,433
5,370 Standard Register Co	64,440
$1,126,326

RAILROADS --- 0.36%

32,912 Kansas City Southern ^^*	953,790
$953,790

REAL ESTATE --- 3.85%

13,812 Acadia Realty Trust REIT	345,576
20,068 Colonial Properties Trust REIT	940,788
10,300 EastGroup Properties Inc REIT	551,668
11,570 Entertainment Properties REIT ^^	676,151
10,152 Essex Property Trust REIT (1) ^^	1,312,146
29,400 Inland Real Estate Corp REIT ^^	550,368
14,128 Kilroy Realty Corp REIT ^^	1,101,984
9,050 LTC Properties Inc REIT	247,156
23,180 Lexington Corp Properties Trust REIT ^^	519,927
10,677 Mid-America Apartment Communities Inc REIT ^^	611,151
25,650 National Retail Properties Inc REIT ^^	588,668
19,567 New Century Financial Corp REIT ^^	618,122
6,940 PS Business Parks Inc REIT	490,727
6,486 Parkway Properties Inc REIT	330,851
29,714 Senior Housing Properties Trust REIT	727,399
8,792 Sovran Self Storage Inc REIT ^^	503,606
$10,116,288

RESTAURANTS --- 2.61%

14,466 CEC Entertainment Inc*	582,257
30,200 CKE Restaurants Inc ^^	555,680
8,300 California Pizza Kitchen Inc*	276,473
6,845 IHOP Corp	360,732
14,687 Jack In The Box Inc*	896,494
7,355 Landry's Restaurants Inc ^^	221,312
10,159 O'Charley's Inc*	216,184

11,611 PF Changs China Bistro Inc ^^*	445,630
13,722 Panera Bread Co Class A ^^*	767,197
10,483 Papa John's International Inc	304,112
14,777 Rare Hospitality International Inc*	486,607
7,244 Red Robin Gourmet Burgers Inc*	259,697
30,212 Sonic Corp	723,577
12,192 Steak N Shake Co*	214,579
27,068 Triarc Cos Inc	541,360
$6,851,891

RETAIL --- 5.20%

21,115 Aaron Rents Inc ^^	607,690
6,100 Blue Nile Inc ^^*	225,029
12,566 Building Materials Holding Corp ^^	310,255
21,955 Casey's General Stores Inc	517,040
13,717 Cato Corp Class A	314,256
10,169 Children's Place*	645,935
16,444 Christopher & Banks Corp ^^	306,845
9,589 Cost Plus Inc ^^*	98,767
20,002 Dress Barn Inc	466,647
18,097 Finish Line Inc	258,425
17,327 Freds Inc	208,617
9,743 Genesco Inc ^^*	363,414
8,508 Great Atlantic & Pacific Tea Co Inc ^^	218,996
10,470 Group 1 Automotive Inc	541,508
12,761 Guitar Center Inc ^^*	580,115
13,739 Gymboree Corp*	524,280
8,310 Hancock Fabrics Inc ^^*	28,586
9,821 Haverty Furniture Inc ^^	145,351
13,825 Hibbett Sporting Goods Inc*	422,077
19,194 Hot Topic Inc ^^*	256,048
20,991 Insight Enterprises Inc*	396,100
10,550 Jo-Ann Stores Inc*	259,530
7,875 Jos A Bank Clothiers Inc ^^	231,131
12,358 Longs Drug Stores Corp	523,732
8,085 MarineMax Inc ^^*	209,644
23,011 Men's Wearhouse Inc ^^	880,401
23,606 Pep Boys - Manny Moe & Jack ^^	350,785
8,049 School Specialty Inc ^^*	301,757
22,880 Select Comfort Corp ^^	397,883
13,100 Sonic Automotive Inc ^^	380,424
12,652 Stage Stores Inc	384,494
8,299 Stamps.com Inc*	130,709
11,723 Stein Mart Inc	155,447
15,076 Tractor Supply Co ^^*	674,048
12,960 Tuesday Morning Corp ^^*	201,528
13,893 Tween Brands Inc*	554,747
21,143 Zale Corp*	596,444
$13,668,685

SHOES --- 1.20%

12,498 Brown Shoe Co Inc	596,655
14,600 Crocs Inc ^^*	630,720
4,754 Deckers Outdoor Corp ^^*	285,002
11,576 K-Swiss Inc	355,846
10,845 Skechers USA Inc ^^*	361,247
15,604 Stride Rite Corp	235,308

24,216 Wolverine World Wide Inc	690,640
$3,155,418

SPECIALIZED SERVICES --- 4.30%

18,958 ABM Industries Inc ^^	430,536
13,867 ADVO Inc	452,064
10,567 Administaff Inc	451,951
4,143 Angelica Corp	106,889
12,775 Arbitron Inc	554,946
11,400 Bright Horizons Family Solutions Inc*	440,724
5,611 CDI Corp	139,714
2,247 CPI Corp	104,463
8,775 Carreker Corp*	67,041
7,068 Central Parking Corp ^^	127,224
11,997 Coinstar Inc*	366,748
9,280 G&K Services Inc Class A	360,899
10,926 Gevity HR Inc	258,837
29,628 Global Payments Inc (1)	1,371,776
7,630 Heidrick & Struggles International Inc ^^*	323,207
11,900 Healthcare Services Group Inc	344,624
22,572 Labor Ready Inc*	413,745
15,483 Mobile Mini Inc ^^	417,112
14,259 On Assignment Inc*	167,543
10,507 PetMed Express Inc*	140,268
6,962 Portfolio Recovery Associates Inc ^^*	325,056
4,129 Pre-Paid Legal Services Inc ^^*	161,568
24,562 Spherion Corp*	182,496
4,883 StarTek Inc ^^	66,116
13,534 TALX Corp	371,508
31,203 TETRA Technologies Inc	798,173
10,017 Universal Technical Institute Inc ^^*	222,478
4,232 Vertrue Inc ^^*	162,551
9,443 Viad Corp	383,386
3,761 Volt Information Sciences Inc	188,840
18,454 Watson Wyatt & Co Holdings	833,198
20,369 eFunds Corp*	560,148
$11,295,829

TELEPHONE & TELECOMMUNICATIONS --- 0.34%

8,700 CT Communications Inc	199,404
9,186 Commonwealth Telephone Enterprises Inc	384,526
19,383 General Communication Inc Class A*	304,895
1,060 Metrocall Inc (rights) @*	0
$888,825

TEXTILES --- 1.22%

6,266 Ashworth Inc*	45,491
19,655 Fossil Inc ^^*	443,810
10,946 Kellwood Co ^^	355,964
6,599 Oxford Industries Inc ^^	327,640
24,198 Phillips-Van Heusen Corp (1)	1,214,014
52,225 Quiksilver Inc ^^*	822,544
$3,209,463

TOBACCO --- 0.10%

37,978 Alliance One International Inc*	268,125
$268,125

TRANSPORTATION --- 1.41%

10,810 Arkansas Best Corp	389,160
25,537 Heartland Express Inc	383,566
17,250 Hub Group Inc	475,238
23,004 Kirby Corp	785,127
25,010 Knight Transportation Inc ^^	426,421
24,768 Landstar System Inc	945,642
12,118 Old Dominion Freight Line Inc*	291,680
$3,696,834

UNIT INVESTMENT TRUST --- 0.11%

4,250 iShares SmallCap 600 Index Fund ^^	280,628
$280,628

UTILITIES --- 3.56%

37,976 Atmos Energy Corp (1)	1,211,814
22,601 Avista Corp	572,031
4,979 Cascade Natural Gas Corp	129,056
31,484 Energen Corp (1)	1,477,859
9,313 Laclede Group Inc	326,234
12,055 New Jersey Resources Corp ^^	585,632
11,939 Northwest Natural Gas Co	506,691
32,708 Piedmont Natural Gas Co Inc ^^	874,939
12,750 South Jersey Industries Inc	425,978
46,775 Southern Union Co (1) ^^	1,307,361
18,028 Southwest Gas Corp	691,734
45,992 UGI Corp (1)	1,254,662
$9,363,991

WATER --- 0.11%

7,429 American States Water Co ^^	286,908
$286,908

TOTAL COMMON STOCK --- 96.66%	$253,966,460

(Cost $205,113,003)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

8,454,000 Freddie Mac	8,450,604
4.890%, January 2, 2007
325,000 United States of America (1)	320,106
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.34%	$8,770,710

(Cost $8,770,710)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%	$262,737,170

(Cost $213,883,713)

Legend

* Non-income Producing Security

?  Security is fair valued at December 31, 2006.

(1) Collateral or Segregated Assets for Futures

@ Security has no market value at December 31, 2006.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements

Summary of Investments by Sector

Maxim Index 600 Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	4,894,483	1.86%
Consumer Products & Services	59,247,835	22.55%
Financial Services	41,132,808	15.66%
Health Care Related	28,155,127	10.72%
Industrial Products & Services	25,674,830	9.77%
Natural Resources	26,677,495	10.15%
Short Term Investments	8,770,710	3.34%
Technology	46,646,194	17.75%
Transportation	8,361,848	3.18%
Unit Investment Trust	280,628	0.11%
Utilities	12,895,212	4.91%
	$ 262,737,170	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,063.28	$ 3.12

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007